Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	R$ 654,194	R$ 568,354
Financial Assets At Carrying Value [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	313
Non-current	313
Financial Assets At Carrying Value [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current	12
Financial Assets At Carrying Value [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Non-current	249
Financial Assets At Carrying Value [Member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Non-current	52
Financial assets at fair value, class [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	318
Non-current	318
Financial assets at fair value, class [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current	12
Financial assets at fair value, class [member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Non-current	249
Financial assets at fair value, class [member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Non-current	57
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
IfrsStatementLineItems [Line Items]
Cost	313
Accumulated gain / (loss) reflected in income	5
At Fair Value through Profit or Loss	318
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Cost	38
Accumulated gain / (loss) reflected in income	5
At Fair Value through Profit or Loss	43
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Government securities - Latin America [member]
IfrsStatementLineItems [Line Items]
Cost	275
Accumulated gain / (loss) reflected in income
At Fair Value through Profit or Loss	R$ 275